Financial Instruments - Long-Term Debt - Footnotes (Detail)	12 Months Ended
Dec. 31, 2015
Senior Unsecured Debt, 2.10%, Due 2019 [Member]
Debt Instrument [Line Items]
Debt redemption price, basis spread percentage	0.07%
Senior Unsecured Debt, 5.95%, Due 2037 [Member]
Debt Instrument [Line Items]
Debt redemption price, basis spread percentage	0.25%
Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt redemption price, percentage	100.00%
Unsecured Debt [Member] | Senior Unsecured Debt, 2.10%, Due 2019 [Member]
Debt Instrument [Line Items]
Interest rate, percentage	2.10%
Unsecured Debt [Member] | Senior Unsecured Debt, 5.95%, Due 2037 [Member]
Debt Instrument [Line Items]
Interest rate, percentage	5.95%
Unsecured Debt [Member] | Notes Payable And Other Debt, Weighted Average Interest Rate 5.18% Percent, Various Maturity Dates [Member]
Debt Instrument [Line Items]
Interest rate, percentage	5.18%
Long term debt weighted average maturity	15 years
Debt redemption price, basis spread percentage	0.20%
Unsecured Debt [Member] | Notes Payable And Other Debt, Weighted Average Interest Rate 2.83%, Due 2017-2020 [Member]
Debt Instrument [Line Items]
Interest rate, percentage	2.83%
Long term debt weighted average maturity	2 years
Debt redemption price, basis spread percentage	0.12%
Unsecured Debt [Member] | US Treasury Rate [Member]
Debt Instrument [Line Items]
Debt redemption price, basis spread percentage	0.50%
Unsecured Debt [Member] | Government Bond Rate [Member]
Debt Instrument [Line Items]
Debt redemption price, basis spread percentage	0.20%